CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 950	$ 970
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	250,000,000	250,000,000
Series A convertible preferred stock, shares outstanding	0	35,845,001
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	81,364,933	32,920,000
Common stock, shares outstanding	81,364,933	32,920,000
Series A Convertible Preferred Stock
Series A convertible preferred stock, par value (in dollars per share)		$ 0.001
Series A convertible preferred stock, shares authorized		250,000,000
Series A convertible preferred stock, shares issued		35,845,001
Predecessor
Allowance for doubtful accounts			$ 0
Common stock, par value (in dollars per share)			$ 0.001
Common stock, shares authorized			0
Common stock, shares issued			0
Predecessor | Series A Convertible Preferred Stock
Series A convertible preferred stock, par value (in dollars per share)			$ 0.001
Series A convertible preferred stock, shares authorized			0
Series A convertible preferred stock, shares issued			0